Investment Strategy	Oct. 31, 2025
Eaton Vance Floating-Rate Advantage Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund may invest up to 35% of its net assets in foreign Senior Loans. Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars, or Australian dollars. The Fund may engage in derivative transactions (such as futures contracts and options thereon, interest rate and credit default swaps (including credit default swap indices), and forward foreign currency exchange contracts and other currency hedging strategies) to seek return, to hedge against credit risk or fluctuations in securities prices, interest rates, credit spreads, or currency exchange rates, and/or as a substitute for the purchase or sale of securities, currencies, or other investments. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.

Eaton Vance Floating-Rate Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund may invest up to 25% of its total assets in foreign Senior Loans. Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars, or Australian dollars. The Fund may engage in derivative transactions (such as futures contracts and options thereon, interest rate and credit default swaps (including credit default swap indices), and forward foreign currency exchange contracts and other currency hedging strategies) to seek return, to hedge against credit risk or fluctuations in securities prices, interest rates, credit spreads, or currency exchange rates, and/or as a substitute for the purchase or sale of securities, currencies, or other investments. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.

Eaton Vance Floating-Rate & High Income Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund may invest up to 25% of its total assets in foreign Senior Loans, which must be denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars, or Australian dollars, and foreign and emerging market securities, which are predominately U.S. dollar denominated. The Fund may engage in derivative transactions (such as futures contracts and options thereon, interest rate and credit default swaps (including credit default swap indices), credit linked notes, forward foreign currency exchange contracts and other currency hedging strategies) to seek return, to hedge against credit risk or fluctuations in securities prices, interest rates, credit spreads, or currency exchange rates, and/or as a substitute for the purchase or sale of securities, currencies, or other investments. The Fund may enter into interest rate swaps for risk management purposes only. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.